Item 1. Report to Shareholders

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
May 31, 2003

Certified Shareholder Report and Financials


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T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Performance Comparison
--------------------------------------------------------------------------------
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

PERSONAL STRATEGY GROWTH FUND
--------------------------------------------------------------------------------
As of 5/31/03                     PSG                   ML                  CIP
07/31/94                        10000                10000                10000
05/31/95                        11565                11383                11403
05/31/96                        14205                13565                14032
05/31/97                        17030                15883                16559
05/31/98                        20781                19592                20533
05/31/99                        22860                22212                23376
05/31/00                        24573                23955                25639
05/31/01                        25177                22996                24004
05/31/02                        24088                21721                22194
05/31/03                        23201                21698                21331

Average Annual Compound Total Return
--------------------------------------------------------------------------------
                                                                      Inception
                                                                           Date

Periods Ended 5/31/03    1 Year         3 Years         5 Years         7/29/94

Personal Strategy
Growth Fund              -3.68%          -1.90%            2.23%           9.99%

Merrill Lynch-Wilshire
Capital Market Index     -0.11           -3.24             2.06            9.17

Combined Index
Portfolio*               -3.89           -5.95             0.76            8.95

* An unmanaged portfolio composed of 80% stocks (68% Wilshire 5000, 12% MSCI EAFE Index) and 20% bonds (Lehman Brothers U.S. Aggregate Index).

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.





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T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Dear Shareholder,

Your fund returned -3.68% during the 12 months ended May 31, 2003. The fund performed roughly in line with its Combined Index Portfolio benchmark but lagged the Merrill Lynch-Wilshire Capital Market Index. The fund's bond allocation helped moderate returns as bonds posted very strong results over the fiscal year, while stocks declined significantly.

As you know, the fund's investment objective is to generate the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income. The portfolio is designed with a neutral weighting of 80% stocks and 20% bonds and money market securities, with 10-percentage-point allocation variations from these levels permitted.

The Interest Rate Levels chart reflects the pattern of bond yields over the fund's fiscal year. Yields generally declined as the economy remained sluggish, an environment that favored fixed-income securities throughout the entire period.

Interest Rate Levels

                  10-Year           5-Year           90-Day
5/31/02           5.04              4.35             1.72
                  4.8               4.03             1.68
                  4.46              3.45             1.69

8/31/02           4.14              3.22             1.67
                  3.59              2.56             1.55
                  3.89              2.73             1.45

11/30/02          4.21              3.27             1.21
                  3.81              2.73             1.19
                  3.96              2.93             1.17

2/28/03           3.69              2.66             1.19
                  3.8               2.71             1.11
                  3.84              2.75             1.11

5/31/03           3.37              2.29             1.1


The Major Index Returns table shows how various asset classes performed over the course of the fiscal year. As noted, bonds (as measured by the Lehman Brothers U.S. Aggregate Index) were far superior to other investment classes represented in the fund's benchmarks. The small- and mid-cap stocks in the Wilshire 4500 Index lost ground but outperformed the S&P 500 Stock Index's large-caps, while foreign equities (MSCI EAFE Index) lost nearly 12%.

Major Index Returns

Periods Ended 5/31/03                                        12 Months

S&P 500 Stock Index                                             -8.06%

Wilshire 4500 Index                                             -4.27

MSCI EAFE Index                                                -11.94

Lehman Brothers U.S.
Aggregate Index                                                 11.58

Citigroup 3-Month
Treasury Bill Index                                              1.46

Portfolio Holdings
                                                            Percent of
                                                            Net Assets
                                                               5/31/03
--------------------------------------------------------------------------------
Money Market Securities                                           1.8%

Bonds                                                            13.4

  Treasuries/Agencies                                             3.9

  U.S. Mortgage-Backed                                            2.7

  Corporate                                                       5.8

  Foreign                                                         1.0

  Convertible                                                     0.0


                                                           Percent of
                                                           Net Assets
                                                              5/31/03
--------------------------------------------------------------------------------
Stocks                                                           84.8%

  Five Largest Stock Holdings:
  Citigroup                                                       1.2

  Pfizer                                                          1.2

  Vodafone                                                        1.2

  Tyco International                                              1.1

  Bank of America                                                 1.0


The Portfolio Holdings table shows how the fund's assets were allocated as of May 31, 2003. Stocks represented 84.8% of net assets, up from 80.7% the year earlier, while bonds accounted for 13.4%, down from 18.3%, reflecting our decision to emphasize stocks in the coming months. Money market securities were slightly higher at 1.8%, up from 1.0%.

We thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman

June 20, 2003





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T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials


Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------
                    Year
                   Ended
                 5/31/03     5/31/02     5/31/01     5/31/00     5/31/99

NET ASSET
VALUE

Beginning of
period         $   17.55   $   18.63   $   19.57   $   19.02   $   18.05

Investment
activities
  Net investment
  income (loss)     0.23*       0.25(misc.) 0.34(misc.) 0.33(misc.) 0.34(misc.)

  Net realized and
  unrealized gain
  (loss)           (0.90)      (1.06)       0.15        1.06        1.40

  Total from
  investment
  activities       (0.67)      (0.81)       0.49        1.39        1.74

Distributions
  Net investment
  income           (0.24)      (0.27)      (0.35)      (0.32)      (0.32)

  Net realized
  gain              --          --         (1.08)      (0.52)      (0.45)

  Total
  distributions    (0.24)      (0.27)      (1.43)      (0.84)      (0.77)

NET ASSET VALUE
End of period  $   16.64   $   17.55   $   18.63   $   19.57   $   19.02
--------------------------------------------------------------------------------

Ratios/Supplemental
Data

Total return^      (3.68)%*    (4.33)%      2.46%       7.49%      10.01%
                               (misc.)     (misc.)      (misc.)    (misc.)
Ratio of total
expenses to
average net
assets              1.00%*      1.10%       1.10%       1.10%       1.10%
                               (misc.)      (misc.)     (misc.)     (misc.)
Ratio of net
investment income
(loss) to average
net assets          1.64%*      1.55%       1.89%       1.93%       2.00%
                                (misc.)     (misc.)     (misc.)     (misc.)
Portfolio
turnover
rate                52.5%       68.4%       54.8%       42.6%       36.1%

Net assets,
end of period
(in thousands) $ 411,929   $ 360,096   $ 302,848   $ 270,663      $213,631


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* See Note 4. Excludes expenses in excess of a 1.00% contractual expense limitation in effect through 9/30/04, and expenses permanently waived (0.00% of average net assets) related to investments in T. Rowe Price mutual funds.

(misc.) Excludes expenses in excess of a 1.10% contractual expense limitation in effect through 5/31/02.

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials                        May 31, 2003

Statement of Net Assets                         Shares/Par                Value
--------------------------------------------------------------------------------
                                                                   In thousands

Common Stocks  84.8%

CONSUMER DISCRETIONARY  12.4%

Auto Components  0.2%

Denso (JPY)                                         19,200      $           271

Keystone Automotive *(misc. symbol)                  5,500                  103

Michelin (EUR)                                       3,435                  125

Strattec Security *                                  1,400                   75

                                                                            574

Automobiles  1.2%

Ford Motor                                         170,000                1,785

Harley-Davidson                                     15,600                  657

Honda Motor (JPY)                                   12,700                  458

Nissan Motor (JPY)                                  37,000                  292

Peugeot (EUR)                                        7,172                  328

Porsche (EUR)                                          760                  292

Toyota Motor (JPY)                                  31,700                  759

Volkswagen (EUR)                                    11,693                  422

                                                                          4,993

Distributors  0.0%

Cycle & Carriage (SGD)                              18,758                   57

                                                                             57

Hotels, Restaurants & Leisure  1.1%

Applebee's                                           4,275                  131

BUCA *(misc. symbol)                                 6,300                   40

Carnival (misc. symbol)                             23,000                  704

CEC Entertainment *                                  3,900                  134

Chicago Pizza & Brewery *(misc. symbol)              4,000                   33

Enterprise Inns (GBP)                               24,393                  296

Hilton Group (GBP)                                  93,610                  262

International Game Technology *                      1,400                  123

MGM Mirage *                                         2,100                   59

O' Charley's *                                       4,400                   84

Red Robin Gourmet Burgers *(misc. symbol)            2,000                   36

Ruby Tuesday                                        11,100                  256

Sonic *(misc. symbol)                                8,375                  217

Starbucks *                                         21,400                  527

Starwood Hotels & Resorts Worldwide, REIT           37,300      $         1,081

The Cheesecake Factory *(misc. symbol)               6,000                  204

Whitbread (GBP)                                     36,191                  376

                                                                          4,563

Household Durables  1.1%

Electrolux, Series B (SEK)                          14,004                  267

Funai Electric (JPY)                                 1,400                  150

Harman International (misc. symbol)                  8,800                  653

Matsushita Electric Industrial (JPY)                15,000                  137

Newell Rubbermaid                                   38,700                1,103

Persimmon (GBP)                                     33,231                  253

SEB (EUR) *                                          1,614                  151

Sony (JPY)                                          15,300                  407

Thomson (EUR) (misc. symbol)                         7,790                  134

Tupperware                                          67,300                1,069

                                                                          4,324

Internet & Catalog Retail  0.4%

Alloy Online *(misc. symbol)                        13,900                   96

e-Bay *                                                500                   51

USA Interactive *(misc. symbol)                     41,300                1,588

                                                                          1,735

Leisure Equipment & Products  0.7%

Brunswick                                           11,200                  246

Eastman Kodak                                       60,000                1,838

Konica (JPY)                                        13,000                  119

Polaris Industries (misc. symbol)                    1,400                   84

Sammy Corporation (JPY)                              3,200                   72

SCP Pool *(misc. symbol)                            12,900                  416

                                                                          2,775

Media  4.6%

Aegis (GBP)                                        183,019                  255

AOL Time Warner *                                   54,600                  831

British Sky Broadcast (GBP) *                       29,073                  316

Clear Channel Communications *                      48,978                1,993

Comcast, Class A *                                  27,457                  827

Comcast, Class A, Special *                         45,100                1,300

Disney                                             112,100                2,203

Echostar Communications, Class A *                  31,500                1,058

Emmis Broadcasting, Class A *(misc. symbol)          6,700      $           142

Entercom Communications *                            2,300                  112

Getty Images *                                       1,500                   61

Liberty Media, Class A *                           172,604                2,019

News Corporation (AUD)                              36,035                  273

News Corporation ADR (misc. symbol)                  6,400                  197

Omnicom                                             10,800                  754

Publicis Groupe (EUR) (misc. symbol)                11,858                  310

Reader's Digest, Class A                            50,000                  648

Reed Elsevier (EUR)                                 19,887                  237

Scholastic *(misc. symbol)                           5,500                  171

Scripps, Class A                                     7,000                  617

Sinclair Broadcast Group,
Class A *(misc. symbol)                             10,100                  123

Singapore Press (SGD)                               13,000                  125

TV Azteca (MXN)                                  1,293,300                  493

Univision Communications,
Class A *(misc. symbol)                             24,200                  722

Viacom, Class B *                                   56,788                2,585

VNU (EUR)                                           16,813                  488

Young Broadcasting, Class A *(misc. symbol)          3,700                   79

                                                                         18,939

Multiline Retail  0.9%

Debenhams (GBP)                                     18,806                  118

Kohl's *                                            20,100                1,052

Neiman Marcus, Class A *                             8,200                  285

Nordstrom (misc. symbol)                            47,300                  882

Target                                              38,900                1,425

                                                                          3,762

Specialty Retail  1.9%

AnnTaylor Stores *                                   9,600                  245

Best Buy *                                          14,900                  577

Charles Vogele (CHF) *                               3,031                   82

Christopher & Banks *                                5,450                  158

Esprit Holdings (HKD)                               50,000                  106

Grupo Elektra (MXN)                                 49,000                  135

Home Depot                                         103,850                3,374

Inditex (EUR)                                        4,044                   91

Kingfisher (GBP)                                    45,790                  192

Linens 'n Things *                                   5,800                  133

Shimachu (JPY)                                       6,300      $            93

Stein Mart *(misc. symbol)                           4,600                   27

The Finish Line, Class A *                           1,300                   26

Too *(misc. symbol)                                  6,900                  120

Toys "R" Us *                                      200,300                2,331

Ultimate Electronics *(misc. symbol)                 3,000                   32

Valora (CHF)                                           741                  131

Weight Watchers *(misc. symbol)                      3,100                  132

                                                                          7,985

Textiles, Apparel, & Luxury Goods  0.3%

Adidas-Salomon (EUR) (misc. symbol)                  2,506                  221

Culp *(misc. symbol)                                 2,300                   13

Dan River, Class A *(misc. symbol)                   7,300                   24

Hugo Boss (EUR) (misc. symbol)                      10,715                  157

Sanyo Shokai (JPY)                                  23,000                  128

Stride Rite                                         17,200                  155

Unifi *                                              9,500                   66

Yue Yuen Industrial (HKD)(misc. symbol)            254,000                  591

                                                                          1,355

Total Consumer Discretionary                                             51,062



CONSUMER STAPLES  7.0%

Beverages  1.1%

Allied Domecq (GBP)                                 58,337                  332

Anheuser-Busch                                      10,000                  526

Coca-Cola                                           32,300                1,472

Heineken (EUR)                                       3,861                  139

Kirin Brewery (JPY)                                 36,000                  268

Lion Nathan (NZD)                                   92,500                  352

Orkla, Series A (NOK)
(misc. symbol)                                       9,180                  168

PepsiCo                                             25,900                1,145

Remy Cointreau (EUR)                                 7,982                  240

                                                                          4,642

Food & Staples Retailing  2.0%

Carrefour (EUR) (misc. symbol)                      12,449      $           557

Casey's General Stores                              24,400                  339

Casino Guichard-Perrachon (EUR)
(misc. symbol)                                       4,123                  305

CVS                                                100,000                2,610

FamilyMart (JPY)                                     4,700                   92

Great Atlantic & Pacific
Tea Company *(misc. symbol)                         14,100                  104

J. Sainsbury (GBP)                                 139,930                  621

Metro (EUR) (misc. symbol)                          12,688                  396

Performance Food Group *(misc. symbol)               1,000                   36

Sysco                                               19,300                  597

Wal-Mart                                            27,100                1,426

Wal-Mart de Mexico (MXN)                           223,100                  633

Walgreen                                             2,100                   65

Wild Oats Markets *(misc. symbol)                    7,600                   80

Woolworths (AUD)                                    41,184                  329

                                                                          8,190

Food Products  1.7%

American Italian Pasta,
Class A *(misc. symbol)                              2,400                  105

Associated British Foods (GBP)                      33,980                  319

Campbell Soup                                       60,100                1,499

CSM (EUR)                                           12,779                  280

General Mills                                       47,320                2,214

International Multifoods *(misc. symbol)             3,900                   79

Nestle (CHF) (misc. symbol)                          3,703                  776

Parmalat Finanz (EUR) (misc. symbol)               252,350                  742

Seneca Foods, Class A *                              2,200                   36

Seneca Foods, Class B *                                700                   12

Unilever (GBP)                                     110,107                  982

Yakult Honsha (JPY)                                 10,000                  127

                                                                          7,171

Household Products  0.8%

Colgate-Palmolive                                   23,900                1,425

Kao (JPY)                                           13,000                  239

Kimberly-Clark                                      20,200                1,049

Procter & Gamble                                     6,000                  551

                                                                          3,264

Personal Products  0.3%

Chattem *                                            2,700      $            38

Estee Lauder, Class A                               11,700                  390

Gillette                                            10,600                  356

L'Oreal (EUR) (misc. symbol)                         3,634                  264

Playtex Products *                                   3,300                   26

                                                                          1,074

Tobacco  1.1%

Altria Group                                        74,950                3,096

UST                                                 35,200                1,243

                                                                          4,339

Total Consumer Staples                                                   28,680


ENERGY  6.1%

Energy Equipment & Services  1.9%

Atwood Oceanics *(misc. symbol)                      4,500                  134

Baker Hughes                                        79,900                2,641

BJ Services *                                       22,300                  908

Cooper Cameron *                                     1,200                   65

FMC Technologies *                                  15,700                  350

Grant Prideco *                                      1,100                   15

Hydril *                                             3,900                  107

Key Energy Services *                                5,800                   69

Lone Star Technologies *(misc. symbol)               2,300                   57

National Oilwell *                                   8,500                  207

Saipem (EUR) (misc. symbol)                         27,239                  201

Schlumberger                                        28,300                1,376

Seacor Smit *                                        8,300                  324

Smedvig, Series A (NOK)                              5,818                   34

Smith International *(misc. symbol)                 22,600                  924

TGS Nopec Geophysical (NOK) *                        5,280                   58

W-H Energy Services *(misc. symbol)                  4,900                  107

                                                                          7,577

Oil & Gas  4.2%

BP (GBP)                                            68,054      $           466

BP ADR                                              73,494                3,079

ChevronTexaco                                        7,007                  497

Cia Espanola de Petroleos (EUR) (misc. symbol)      23,806                  562

ENI (EUR) (misc. symbol)                            40,048                  646

ENI SPA ADR (misc. symbol)                           2,800                  228

Exxon Mobil                                         78,504                2,858

Forest Oil *                                         6,800                  166

Marathon Oil                                        68,800                1,770

Noble Energy                                         7,300                  266

Norsk Hydro (NOK)                                    9,417                  417

OMV (EUR)                                              200                   22

Petroleo Brasileiro (Petrobras) ADR
 (1 ADR represents 1 preferred share)
 (misc. symbol)                                     25,600                  453

Shell Transport & Trading (GBP)                    163,100                1,072

Shell Transport & Trading ADR (misc. symbol)        26,100                1,041

Statoil (NOK) (misc. symbol)                        85,348                  746

Tonen General Sekiyu (JPY)                          15,000                  101

TotalFinaElf, Series B (EUR)
(misc. symbol)                                       5,786                  847

Ultra Petroleum *                                    7,100                   83

Unocal                                              47,100                1,417

Woodside Petroleum (AUD)                            23,476                  175

XTO Energy                                          23,366                  502

                                                                         17,414

Total Energy                                                             24,991


FINANCIALS  19.0%

Capital Markets  2.9%

Bank of New York                                    25,100                  726

Charles Schwab                                      41,350                  401

Deutsche Bank (EUR) (misc. symbol)                   8,695                  509

Franklin Resources                                   6,500                  243

Goldman Sachs Group                                 13,200                1,076

Legg Mason                                           8,000                  517

Macquarie Bank (AUD)                                19,252                  349

Mellon Financial                                   126,500                3,437

Merrill Lynch                                       29,000      $         1,256

Morgan Stanley                                      24,800                1,135

Neuberger Berman                                     6,200                  206

Nomura Securities (JPY)                             21,000                  213

Northern Trust                                      19,000                  725

State Street                                        33,800                1,295

                                                                         12,088

Commercial Banks  6.0%

77 Bank (JPY)                                       41,000                  175

ABN Amro Holdings (EUR)                             16,726                  324

Alliance & Leicester, (GBP)                         55,246                  755

Anglo Irish Bank (EUR)                              34,608                  304

Australia & New Zealand Banking (AUD)              101,656                1,228

Banca Intesa (EUR) (misc. symbol)                  271,101                  867

Banco BPI (EUR)                                     76,120                  216

Banco Popolare de Milano (EUR)                       8,200                   36

Banco Santander ADR                                 30,279                  661

Banco Santander Central Hispano (EUR)               71,486                  578

Bank of America                                     57,200                4,244

Bank of Yokohama (JPY) (misc. symbol)               71,000                  242

Bank One                                            39,640                1,481

Barclays (GBP)                                      47,968                  338

BCE (EUR)                                            8,189                   80

BNP Paribas (EUR)                                   11,645                  577

Boston Private Financial (misc. symbol)              4,900                   92

Chittenden                                          16,200                  448

Citizens Banking (misc. symbol)                     11,800                  313

DBS (SGD)                                           36,304                  205

Dexia (EUR)                                         19,719                  263

Glacier Bancorp                                      4,324                  109

HBOS (GBP)                                          68,574                  800

HSBC Holdings (GBP)                                112,117                1,325

Jyske Bank (DKK) *                                   6,610                  257

National Australia Bank (AUD)                       44,838                  968

Nordea (SEK)                                        53,697                  273

Provident Bankshares                                 7,900                  202

Royal Bank of Scotland (GBP)                        27,413                  712

SEB, Series A (SEK)                                 39,709                  422

Southwest Bancorp *(misc. symbol)                    8,000      $           263

Standard Chartered (GBP)                            33,950                  407

Sumitomo Mitsui Financial (JPY) (misc. symbol)          75                  124

Svenska Handelsbanken, Series A (SEK)               21,841                  377

U.S. Bancorp                                       106,800                2,531

UniCredito Italiano (EUR) (misc. symbol)           105,518                  483

Valley National Bancorp (misc. symbol)              12,738                  344

Wells Fargo                                         25,600                1,236

WestAmerica (misc. symbol)                           8,700                  387

                                                                         24,647

Consumer Finance  1.1%

Aiful (JPY)                                          4,750                  199

American Express                                    61,300                2,554

Bradford & Bingley (GBP)                            93,821                  536

Promise (JPY)                                        3,500                  136

SLM Corporation                                      8,400                1,008

                                                                          4,433

Diversified Financial Services  1.3%

Citigroup                                          125,503                5,148

ING Groep (EUR)                                     26,282                  424

                                                                          5,572

Insurance  4.8%

Allianz (EUR)                                        1,750                  133

AMBAC Financial Group                               11,300                  754

American International Group                        63,862                3,696

Aviva (GBP)                                         11,927                   87

AXA (EUR) (misc. symbol)                            21,104                  316

AXA Asia Pacific (AUD)                             197,137                  281

Brown and Brown                                      7,600                  269

CNP Assurances (EUR) (misc. symbol)                 12,739                  613

Hannover Reckversicherungs
(EUR) (misc. symbol)                                 8,130                  234

Harleysville Group                                   4,800                  117

Hartford Financial Services Group                   11,600                  541

Horace Mann Educators                               19,800                  300

Markel *                                             1,000                  252

Marsh & McLennan                                    35,100                1,760

Millea Holdings (JPY)                                   35                  253

Munich Re (EUR) (misc. symbol)                       1,395                  151

Ohio Casualty *(misc. symbol)                       20,500      $           258

PartnerRe                                            7,100                  377

Progressive Corporation                              8,100                  583

Prudential (GBP)                                    35,736                  223

QBE Insurance (AUD)                                 49,621                  291

RAS (EUR)                                           38,453                  598

Royal & Sun Alliance (GBP)                         124,457                  290

SAFECO                                              60,000                2,168

Selective Insurance                                  7,500                  197

Sompo Japan Insurance (JPY)                         24,000                  109

St. Paul Companies                                  28,900                1,057

Travelers Property Casualty, Class A                53,682                  877

Triad Guaranty *                                     3,000                  115

UnumProvident                                       60,600                  782

W. R. Berkley                                        7,300                  360

XL Capital, Class A                                 18,300                1,593

                                                                         19,635

Real Estate  1.8%

AMP Diversified Property (AUD)
(misc. symbol)                                      79,895                  162

Arden Realty, REIT                                   7,300                  189

Corio (EUR)                                          6,318                  208

EastGroup Properties, REIT                           7,700                  210

Essex Property Trust, REIT                             900                   51

Federal Realty Investment
Trust, REIT                                         40,000                1,320

Gables Residential Trust, REIT                       7,500                  221

General Property Trust (AUD)                       280,806                  566

Glenborough Realty Trust, REIT                       7,800                  145

Goldcrest (JPY)                                      3,100                   68

Land Securities Group (GBP)                          8,518                  114

LaSalle Hotel Properties, REIT                       4,200                   61

Manufactured Home Communities, REIT                  2,900                   97

Parkway Properties, REIT                             5,500                  219

Reckson Associates Realty, REIT                     46,700                  946

Reckson Associates Realty,
Class B, REIT                                        2,692                   55

Simon Property Group, REIT                          38,840                1,461

Sun Hung Kai Properties (HKD)                       54,000                  269

Vallehermoso (EUR)                                   9,161                  102

Washington, REIT (misc. symbol)                      8,400                  230

Wereldhave (EUR)                                     3,772      $           243

Westfield Trust (AUD)                              150,844                  356

                                                                          7,293

Thrifts & Mortgage Finance  1.1%

Fannie Mae                                          42,400                3,138

Frankfort First                                        600                   12

Freddie Mac                                         20,800                1,244

ITLA Capital *                                         250                    9

                                                                          4,403

Total Financials                                                         78,071


HEALTH CARE  10.2%

Biotechnology  1.1%

Abgenix *(misc. symbol)                                900                   10

Alexion Pharmaceutical *(misc. symbol)                 900                   13

Alkermes *(misc. symbol)                             9,200                  119

Amgen *                                             27,800                1,799

Amylin Pharmaceuticals *(misc. symbol)               3,100                   62

Cephalon *(misc. symbol)                             3,605                  163

CSL (AUD)                                            6,714                   52

Cubist Pharmaceuticals *(misc. symbol)               1,300                   14

CV Therapeutics *(misc. symbol)                      1,000                   32

deCODE GENETICS *                                    3,100                   12

Exelixis *(misc. symbol)                             3,100                   25

Gilead Sciences *                                   20,500                1,082

Incyte *                                             1,400                    7

MedImmune *                                         22,100                  783

Myriad Genetics *                                      100                    2

Neurocrine Biosciences *                             3,100                  157

NPS Pharmaceuticals *(misc. symbol)                  3,200                   69

OSI Pharmaceuticals *(misc. symbol)                  1,000                   26

Regeneron Pharmaceuticals *(misc. symbol)              800                   11

Trimeris *(misc. symbol)                             2,400                  118

Tularik *                                            2,600                   24

Vertex Pharmaceuticals *                             1,116                   16

Vicuron Pharmaceuticals *(misc. symbol)              2,600                   37

ViroPharma *(misc. symbol)                           1,600                    5

                                                                          4,638

Health Care Equipment & Supplies  0.9%

Analogic                                             3,200      $           163

Biomet                                               2,100                   58

Boston Scientific *                                 14,800                  771

DJ Orthopedics *                                     2,500                   19

Edwards Lifesciences *                               5,600                  170

Elekta (SEK) *                                      10,053                  134

EPIX Medical *                                       1,700                   20

Mathews International, Class A                      15,500                  372

Medtronic                                           13,100                  638

Nektar Therapeutics *                                3,400                   38

Nobel Biocare (SEK)                                    646                   42

Olympus Optical (JPY)                                3,000                   57

St. Jude Medical *                                   7,500                  421

Steris *                                             7,300                  165

Stryker                                              3,200                  215

Tecan (CHF) (misc. symbol)                           3,079                   80

Wilson Greatbatch Technologies *
(misc. symbol)                                       4,200                  155

                                                                          3,518

Health Care Providers & Services  2.0%

Alliance UniChem (GBP)                              35,923                  293

AmerisourceBergen                                    3,100                  194

AMN Healthcare Services *(misc. symbol)                300                    4

Cardinal Health                                      9,350                  540

Celesio (EUR) (misc. symbol)                         7,683                  316

Cross Country Healthcare *(misc. symbol)             1,700                   22

HCA                                                 11,700                  386

Henry Schein *                                       7,200                  354

Hooper Holmes                                       15,900                  103

Lifeline Systems *                                   3,200                   87

LifePoint Hospitals *(misc. symbol)                    800                   17

Mid-Atlantic Medical Services *                      6,500                  311

Renal Care Group *                                   2,850                   97

Suzuken (JPY)                                        3,600                   96

UnitedHealth Group                                  41,300                3,962

WellChoice *                                         3,900                   98

Wellpoint Health Networks *                         16,000                1,366

                                                                          8,246

Pharmaceuticals  6.2%

Abbott Laboratories                                 31,000      $         1,381

Allergan                                             1,500                  108

Altana (EUR)                                         2,961                  183

AstraZeneca (GBP)                                   16,171                  656

AstraZeneca ADR                                     22,700                  936

Aventis (EUR) (misc. symbol)                        16,785                  876

Biovail *(misc. symbol)                             20,800                  970

Eisai (JPY)                                         10,000                  207

Eli Lilly                                            9,900                  592

Eon Labs *(misc. symbol)                             1,900                   56

Forest Labs *                                       17,800                  899

Galen (GBP)                                         33,759                  325

GlaxoSmithKline (GBP)                               37,900                  749

Hisamitsu Pharmaceutical (JPY)                      12,000                  134

Johnson & Johnson                                   36,400                1,978

King Pharmaceuticals *                                   1                    0

Medicines Company *(misc. symbol)                    3,300                   77

Merck                                               39,000                2,168

Novartis (CHF)                                      31,811                1,247

Noven Pharmaceuticals *(misc. symbol)                9,200                   89

Novo Nordisk (DKK)                                   3,653                  128

Pfizer                                             163,932                5,085

Sanofi-Synthelabo (EUR)                              3,811                  244

Schering-Plough                                    108,000                1,993

Schwarz Pharma (EUR)                                18,126                  740

Takeda Chemical Industries (JPY)                    10,000                  392

Wyeth                                               79,260                3,475

                                                                         25,688

Total Health Care                                                        42,090


INDUSTRIALS & BUSINESS SERVICES  9.1%

Aerospace & Defense  0.1%

Armor Holdings *                                    13,300                  181

European Aeronautic Defense
& Space (EUR) (misc. symbol)                        14,748                  164

General Dynamics                                     1,800                  120

Northrop Grumman                                       600                   53

Thales (EUR) *                                       2,319                   66

Air Freight & Logistics  0.4%

Expeditors International of Washington               4,600      $           161

Forward Air *                                        6,400                  163

Pacer International *                                7,300                  135

Ryder System                                         6,600                  175

UPS, Class B                                         9,900                  618

UTi Worldwide                                        6,600                  211

                                                                          1,463

Airlines  0.1%

Frontier Airlines *(misc. symbol)                    5,900                   41

Midwest Express Holdings *(misc. symbol)             3,400                   10

Singapore Airlines (SGD)                            43,000                  238

                                                                            289

Building Products  0.1%

Central Glass (JPY)                                 27,000                  137

Simpson Manufacturing *                              3,700                  132

                                                                            269

Commercial Services & Supplies  2.7%

Apollo Group, Class A *                             25,200                1,472

Buhrmann (EUR)                                      15,171                   60

Cendant *                                           29,800                  501

Central Parking (misc. symbol)                      14,100                  160

ChoicePoint *                                        6,700                  253

CompX International                                  3,800                   20

Consolidated Graphics *                              5,500                  110

Davis Service Group (GBP)                           57,326                  359

Electro Rent *                                       4,900                   50

G&K Services, Class A (misc. symbol)                 6,200                  181

H&R Block                                           23,000                  942

Herman Miller                                       12,400                  240

Ionics *(misc. symbol)                               8,000                  169

Layne Christensen *                                  3,900                   30

New England Business Service                         9,000                  243

R.R. Donnelley                                      89,700                2,238

Resources Connection *(misc. symbol)                 9,600                  215

Securitas, Series B (SEK)                            8,701                   89

SOURCECORP *                                         5,400                  103

Spherion *                                           9,000                   47

Tetra Tech *(misc. symbol)                          15,214      $           258

United Stationers *                                  8,000                  244

Waste Management                                   112,743                2,872

Waterlink *                                          4,700                    0

West Corporation *                                   4,000                  100

                                                                         10,956

Construction & Engineering  0.1%

Eiffage (EUR)                                          741                   73

HOCHTIEF (EUR)                                       8,712                  142

Insituform Technologies, Class A *
(misc. symbol)                                       6,400                  103

JGC (JPY)                                           26,000                  165

Megachips (JPY)                                      4,000                   23

                                                                            506

Electrical Equipment  0.4%

A.O. Smith                                          15,100                  480

American Superconductor *(misc. symbol)              1,800                    7

Belden                                              18,500                  251

Draka (EUR) *                                        4,769                   47

Global Power Equipment Group *                         200                    1

Hitachi Cable (JPY)                                 57,000                  131

LSI Industries                                       7,150                   85

Paxar *(misc. symbol)                               18,500                  208

PECO II *                                            2,600                    2

Schneider Electric (EUR)                            10,566                  483

Woodward Governor                                      800                   31

                                                                          1,726

Industrial Conglomerates  2.6%

3M                                                  16,000                2,023

FKI (GBP)                                          119,857                  176

GE                                                  78,700                2,259

Hutchison Whampoa (HKD)                            129,200                  787

Sembcorp Industries (SGD)                          579,000                  374

Siemens (EUR)                                       13,333                  632

Tyco International                                 246,598                4,365

                                                                         10,616

Machinery  1.7%

Actuant Corporation, Class A *
(misc. symbol)                                       4,640      $           201

Cuno *(misc. symbol)                                 4,900                  181

Danaher                                             28,200                1,887

Deere                                               34,900                1,524

Fanuc (JPY)                                          9,400                  425

Graco                                                5,800                  179

Harsco                                              10,800                  382

IDEX                                                 2,600                   90

Joy Global *                                         2,500                   34

Lindsay Manufacturing                                5,800                  118

Mitsubishi Heavy Industries (JPY)                  144,000                  307

Pall                                                43,000                  934

Reliance Steel & Aluminum                            1,800                   35

Saurer (CHF) *                                       3,858                   98

Singulus Technology (EUR) *(misc. symbol)           11,675                  197

SKF, Series B (SEK) (misc. symbol)                   8,729                  242

Weir Group (GBP)                                    45,998                  194

                                                                          7,028

Marine  0.0%

International Shipholding *(misc. symbol)            2,200                   19

                                                                             19

Road & Rail  0.8%

Arriva (GBP)                                        55,658                  330

Burlington Northern Santa Fe                        30,000                  885

Heartland Express *(misc. symbol)                    2,573                   61

Nippon Express (JPY)                                45,000                  162

Norfolk Southern                                    86,500                1,896

                                                                          3,334


Trading Companies & Distributors  0.1%

Hagemeyer (EUR)                                      6,062                   36

Mitsubishi (JPY)                                    46,000                  288

MSC Industrial Direct, Class A *                     3,400                   64

Sumitomo (JPY)                                      47,000                  199

Watsco                                               1,700                   27

Transportation Infrastructure  0.0%

Kamigumi (JPY)                                      40,000      $           186

                                                                            186

Total Industrials & Business Services                                    37,590

INFORMATION TECHNOLOGY  9.7%

Communications Equipment  2.1%

Black Box (misc. symbol)                             5,800                  216

Cisco Systems *                                    141,900                2,310

Corning *                                          353,400                2,583

Emulex *                                             2,800                   69

Lucent Technologies *                              514,000                1,136

McDATA Corporation *(misc. symbol)                       1                    0

Nokia (EUR)                                         14,833                  267

Nokia ADR                                           67,000                1,209

Packeteer *(misc. symbol)                            3,000                   47

QUALCOMM                                            11,100                  373

Riverstone Networks *                               15,000                   26

Sagem (EUR) (misc. symbol)                           3,412                  287

Stratos Lightwave *(misc. symbol)                      413                    2

Tekelec *                                            2,900                   42

                                                                          8,567

Computer Peripherals  0.7%

Creative Technology (SGD)                           15,300                  102

Dell Computer *                                     47,500                1,486

IBM                                                  6,400                  564

Lexmark International, Class A *                     6,400                  476

Mitsumi Electric (JPY) (misc. symbol)               10,400                   93

Synaptics *                                          5,900                   69

                                                                          2,790

Electronic Equipment & Instruments  0.4%

Artesyn Technologies *                               8,800                   40

Hitachi (JPY)                                       33,000                  129

Hosiden (JPY)                                        7,000                   49

KEMET *(misc. symbol)                               16,800                  170

Kyocera (JPY)                                        2,600                  140

Littelfuse *                                         9,400                  202

Methode Electronics, Class A                        13,000      $           144

Newport *(misc. symbol)                              6,500                  104

Nippon Electric Glass (JPY) (misc. symbol)          20,000                  213

Plexus *(misc. symbol)                              17,600                  211

Shimadzu (JPY) (misc. symbol)                       26,000                   75

Technitrol *                                         7,500                  129

Woodhead Industries                                  8,100                  100

                                                                          1,706

Internet Software & Services  0.3%

Digital Impact *                                     5,400                    9

Internet Security Systems *
(misc. symbol)                                       9,600                  152

MatrixOne *                                         13,500                   70

Netegrity *                                          8,000                   49

Register.com *                                       2,200                   13

Sonicwall *                                          3,000                   15

Webex Communications *(misc. symbol)                 2,300                   30

Websense *                                           3,500                   56

Yahoo! *                                            33,600                1,003

                                                                          1,397

IT Services  2.1%

Accenture, Class A *                                30,800                  540

Affiliated Computer Services, Class A *             27,700                1,284

BISYS Group *                                       10,000                  180

CACl International, Class A *                        6,600                  218

Cap Gemini (EUR) *                                   1,807                   63

Concord EFS *                                       24,400                  369

First Data                                          79,440                3,290

Fiserv *                                            16,300                  539

Global Payments                                      7,000                  238

Iron Mountain *                                     13,750                  543

Itochu Techno-Science (JPY)                          1,000                   20

LogicaCMG (GBP)                                     44,440                  100

ManTech, Class A *                                   4,200                   75

Maximus *(misc. symbol)                             11,100                  297

MPS Group *                                         21,900                  157

Paychex                                             14,600                  446

SunGard Data Systems *                              11,600                  267

Teleplan (EUR) *                                       749                    3

Thiel Logistik (EUR) *                               9,004                   29

                                                                          8,658

Office Electronics  0.2%

Canon (JPY)                                         14,000      $           586

Neopost (EUR) *                                      4,414                  160

                                                                            746

Semiconductor & Semiconductor Equipment  1.9%

Analog Devices *                                    41,800                1,611

Applied Materials *                                 38,800                  604

Applied Micro Circuits *                               200                    1

ATMI *(misc. symbol)                                 8,700                  218

Cabot Microelectronics *(misc. symbol)               3,600                  166

Entegris *(misc. symbol)                            13,100                  163

Exar *                                              11,000                  179

Infineon Technologies (EUR) *                        8,262                   74

Intel                                               24,900                  519

Jenoptik (EUR)                                      25,291                  309

KLA-Tencor *(misc. symbol)                           9,800                  453

Lattice Semiconductor *                              1,400                   13

Maxim Integrated Products                           41,000                1,608

MKS Instruments *(misc. symbol)                     14,000                  273

Mykrolis *                                          11,400                  107

QLogic *(misc. symbol)                              10,200                  511

Rohm (JPY)                                             900                   93

Semtech *                                           15,100                  239

Texas Instruments                                   26,500                  543

Xilinx *                                             4,400                  131

                                                                          7,815

Software  2.0%

Actuate *(misc. symbol)                              5,300                   10

Adobe Systems                                       12,500                  441

Catapult Communications *                            1,500                   16

Concord Communications *(misc. symbol)               1,900                   28

Factset Research Systems (misc. symbol)              7,900                  304

FileNet *                                            7,600                  127

Intuit *                                            12,200                  562

Jack Henry & Associates                             22,000                  335

Kronos *                                             9,100                  445

Magma Design Automation *(misc. symbol)              2,800                   48

Mercury Interactive *(misc. symbol)                  2,200                   87

Microsoft                                          156,500      $         3,852

Midway Games *(misc. symbol)                        15,600                   55

NEC Soft (JPY)                                       6,700                  139

NetIQ *                                              1,564                   23

Progress Software *                                  8,200                  168

Quest Software *                                     4,900                   55

Renaissance Learning *(misc. symbol)                 2,500                   57

SAP (EUR) (misc. symbol)                             5,626                  632

SPSS *(misc. symbol)                                 4,500                   70

Symantec *                                          11,100                  502

Trend Micro (JPY) *                                  4,500                   77

Verisity Ltd. *                                      2,100                   29

VERITAS Software *                                   5,625                  156

Verity *(misc. symbol)                               7,500                  156

Wind River Systems *                                 7,900                   29

                                                                          8,403

Total Information Technology                                             40,082

MATERIALS  5.6%

Chemicals  3.2%

Agrium                                             125,000                1,487

Airgas *                                            20,200                  366

Arch Chemicals                                      10,300                  210

BASF (EUR) (misc. symbol)                           15,035                  652

Degussa (EUR) (misc. symbol)                        22,894                  653

Dow Chemical                                        66,700                2,121

DuPont                                              41,561                1,751

Ferro                                               10,000                  246

Great Lakes Chemical                                33,940                  782

Hercules *                                          83,500                  831

Hitachi Chemical (JPY)                              11,500                  103

IMC Global                                          21,800                  190

International Flavors & Fragrances                  40,000                1,256

Kaneka (JPY)                                        28,000                  154

MacDermid                                            1,500                   37

Material Sciences                                    6,200                   57

Minerals Technologies                                8,800                  442

Potash Corp./Saskatchewan                           15,000      $           918

Scotts, Class A *                                    4,000                  198

Shin-Etsu Chemical (JPY)                            21,900                  671

Symyx Technologies *                                 1,100                   19

                                                                         13,144

Construction Materials  0.5%

Aggregate (GBP)                                    282,414                  365

Boral (AUD)                                        225,152                  719

Cemex Participating Certificates
  (Represents 2 Series A and
  1 Series B shares) (MXN)                          76,551                  338

HeidelbergCement (EUR)                               3,817                  103

Italcementi (EUR) (misc. symbol)                    12,389                  129

RMC (GBP)                                           35,890                  264

                                                                          1,918

Containers & Packaging  0.0%

Constar International *                              4,500                   39

Smurfit-Stone Container *                            2,500                   37

                                                                             76

Metals & Mining  1.3%

Alcoa                                               45,964                1,131

Anglo American (GBP)                                17,452                  270

BHP Steel (AUD)                                    234,355                  516

Gerdau ADR                                          59,020                  599

Gibraltar Steel                                      2,700                   52

Lihir Gold (AUD) *                                 102,240                   93

Newmont Mining                                       1,472                   44

NN, Inc.                                             4,400                   48

Phelps Dodge *                                      62,700                2,285

SSAB Svenskt Stal, Series A (SEK)
(misc. symbol)                                      26,640                  378

Voest-Alpine (EUR)                                   5,821                  197

                                                                          5,613

Paper & Forest Products  0.6%

Buckeye Technologies *                              13,400                   75

MeadWestvaco                                        45,000                1,127

Paperlinx (AUD)                                     80,305                  234

Potlatch (misc. symbol)                                500                   13

Weyerhaeuser                                        18,700                  942

                                                                          2,391

Total Materials                                                          23,142

TELECOMMUNICATION SERVICES  3.4%

Diversified Telecommunication Services  1.4%

AT&T                                                16,974      $           331

Cable & Wireless (GBP)                             125,635                  211

Carso Global Telecom (MXN) *                       388,300                  451

Portugal Telecom (EUR)                              24,895                  190

Royal KPN (EUR) *                                  103,689                  723

SBC Communications                                  36,100                  919

Sprint                                              98,700                1,339

TDC A/S (DKK)                                        5,913                  173

Tele2 AB, Series B (SEK) *(misc. symbol)            11,559                  439

Telecom Italia (Ordinary shares) (EUR)
(misc. symbol)                                      65,151                  602

Telmex ADR, Series L                                15,600                  473

                                                                          5,851

Wireless Telecommunication Services  2.0%

America Movil ADR, Series L                         21,300                  389

China Unicom (HKD) (misc. symbol)                  122,000                   72

Debitel (EUR)                                        5,982                   51

KDDI (JPY)                                             198                  688

Nextel Communications, Class A *                    63,600                  953

SK Telecom ADR                                      10,530                  189

Smartone Telecommunications (HKD)                  124,500                  144

Telecom Italia Mobile (EUR)                        117,121                  613

Vodafone (GBP)                                     231,460                  503

Vodafone ADR (misc. symbol)                        204,500                4,481

Western Wireless, Class A *(misc. symbol)            3,000                   32

                                                                          8,115

Total Telecommunication Services                                         13,966

UTILITIES  2.3%

Electric Utilities  1.9%

Cleco                                                6,900                  120

Constellation Energy Group                          30,000                  995

E.On (EUR) (misc. symbol)                           19,939                1,027

El Paso Electric *(misc. symbol)                     7,100                   84

Exelon                                              21,325                1,222

FirstEnergy                                         33,819      $         1,245

Hokuriku Electric Power (JPY)                       13,500                  212

Hong Kong Electric (HKD)                            56,000                  223

Iberdrola (EUR) (misc. symbol)                      50,383                  881

MVV Energie (EUR)                                    5,837                  101

Tohoku Electric Power (JPY)                         32,700                  506

TXU                                                 64,900                1,314

Unisource Energy                                     2,900                   55

                                                                          7,985

Gas Utilities  0.3%

Australian Gas Light (AUD)                          54,566                  404

Centrica (GBP)                                     231,855                  675

Tokyo Gas (JPY)                                     46,000                  144

                                                                          1,223

Water Utilities  0.1%

Severn Trent (GBP)                                  23,211                  285

                                                                            285

Total Utilities                                                           9,493

Total Common Stocks (Cost $334,375)                                     349,167

Corporate Bonds  2.9%

ABN Amro Bank, 7.125%, 6/18/07             $        70,000                   82

AIG Sunamerica Global Financing XII,
144A, 5.30%, 5/30/07                               150,000                  165

American Electric Power, Series C,
5.375%, 3/15/10                                     55,000                   59

American Express, 3.00%, 5/16/08                    65,000                   66

AOL Time Warner, 7.625%, 4/15/31                    80,000                   93

Appalachian Power, Series E, 4.80%,
6/15/05                                             85,000                   90

AT&T Wireless Group, 7.875%, 3/1/11                 90,000                  107

Baker Hughes, 6.875%, 1/15/29                      110,000                  134

Bank of America, 4.875%, 9/15/12                   110,000                  116

Bank of New York, 2.20%, 5/12/06                    80,000                   80

Bank One, 5.25%, 1/30/13                           155,000                  168

BB&T, 6.50%, 8/1/11                                 35,000                   41

BHP Billiton Finance, 4.80%, 4/15/13                75,000                   79

Black Hills, 6.50%, 5/15/13                         45,000                   46

Boeing, 5.125%, 2/15/13                             50,000                   52

Bottling Group, 144A, 4.625%, 11/15/12              80,000                   84

British Telecommunications, VR, 1.00%,
12/15/10                                   $        80,000      $           100

Canadian National Railway, 4.40%,
3/15/13                                             70,000                   72

Canadian Natural Resources, 7.20%,
1/15/32                                            150,000                  190

Caterpillar Financial Services, 2.59%,
7/15/06                                             70,000                   71

CE Electric UK Funding, 144A, 6.853%,
12/30/04                                            90,000                   93

Chevron Phillips Chemical, 5.375%,
6/15/07                                             65,000                   70

Cincinnati Gas & Electric, 5.70%,
9/15/12                                             75,000                   83

CIT Group
                  7.125%, 10/15/04                  40,000                   43
                  7.75%, 4/2/12                    100,000                  119

Citigroup
                  3.50%, 2/1/08                     90,000                   93
                  5.625%, 8/27/12                  125,000                  139

Clear Channel Communications, 4.625%,
1/15/08                                            140,000                  147

Coca Cola Enterprises, 6.125%, 8/15/11              80,000                   93

Comcast, 5.85%, 1/15/10                            145,000                  159

ConocoPhillips, 5.90%, 10/15/32                     75,000                   82

Consolidated Edison, 4.875%, 2/1/13                 55,000                   58

Consumers Energy, 144A, 4.25%, 4/15/08              40,000                   42

Countrywide Home Loans, 5.50%, 2/1/07               65,000                   72

Cox Communications, 7.875%, 8/15/09                 85,000                  103

Credit Suisse First Boston (USA), 6.50%,
1/15/12                                            115,000                  130

DaimlerChrysler, 7.30%, 1/15/12                     80,000                   94

Devon Financing, 6.875%, 9/30/11                    70,000                   83

Diageo, 3.50%, 11/19/07                             90,000                   93

DPL, 8.25%, 3/1/07                                  40,000                   45

Entergy Gulf States, 144A, 5.20%, 12/3/07           80,000                   84

First Union, 6.40%, 4/1/08                          40,000                   46

FirstEnergy, 7.375%, 11/15/31                       80,000                   91

France Telecom, VR, 9.25%, 3/1/11                   35,000                   44

Franklin Resources, 3.70%, 4/15/08                  30,000                   31

Fund American Companies, 5.875%, 5/15/13            40,000                   42

GE Capital
                  3.50%, 5/1/08                    110,000                  113
                  6.00%, 6/15/12                   180,000                  204

General Motors Acceptance Corp.
                  5.85%, 1/14/09                  $110,000                 $112
                  6.125%, 8/28/07                  110,000                  115

Goldman Sachs Group
                  4.125%, 1/15/08                  105,000                  111
                  6.125%, 2/15/33                   35,000                   38

Government of Canada
                  3.50%, 6/1/04 (CAD)              735,000                  538
                  5.25%, 6/1/12 (CAD)              720,000                  558

Household Finance
                  5.75%, 1/30/07                    35,000                   39
                  6.375%, 11/27/12                  25,000                   28

IBM, 4.25%, 9/15/09                                 95,000                  101

Inco, 7.75%, 5/15/12                                90,000                  109

Inter American Develop Bank, 5.00%,
11/15/06 (AUD)                                   1,000,000                  658

International Lease Finance,
6.375%, 3/15/09                                    150,000                  168

John Deere Capital, 7.00%, 3/15/12                  90,000                  108

Johnson & Johnson, 3.80%, 5/15/13                   80,000                   81

Kellogg, Series B, 6.60%, 4/1/11                    75,000                   88

Kinder Morgan, 6.50%, 9/1/12                        90,000                  104

Lehman Brothers, 4.00%, 1/22/08                     50,000                   52

Lowes, 6.50%, 3/15/29                               70,000                   82

Marsh & McLennan, 3.625%, 2/15/08                   80,000                   83

Masco, 5.875%, 7/15/12                             140,000                  156

McCormick, 6.40%, 2/1/06                           200,000                  219

Monsanto, 4.00%, 5/15/08                            80,000                   83

Morgan Stanley
                  3.625%, 4/1/08                    55,000                   57
                  6.60%, 4/1/12                     90,000                  105

Nationwide Financial Services,
5.90%, 7/1/12                                      170,000                  185

News America, 144A, 6.55%, 3/15/33                  95,000                  102

NiSource Finance, 7.625%, 11/15/05                  75,000                   83

Noram Energy, 6.50%, 2/1/08                         35,000                   38

Northern Trust, 4.60%, 2/1/13                       50,000                   52

Occidental Petroleum, 4.25%, 3/15/10                35,000                   36

Oncor Electric Delivery, 7.00%, 9/1/22              35,000                   40

Pemex Project Funding Master Trust
                  7.375%, 12/15/14                 $75,000                  $83
         144A, 7.375%, 12/15/14                     30,000                   33

Pinnacle West Capital, 6.40%, 4/1/06                75,000                   81

Potash Corp./Saskatchewan, 4.875%, 3/1/13           75,000                   78

Potomac Electric Power, 3.75%, 2/15/06              70,000                   72

PPL Energy, 6.40%, 11/1/11                         130,000                  146

Principal Mutual Life, 144A, 8.00%, 3/1/44         225,000                  267

Prudential, 3.75%, 5/1/08                           80,000                   82

PSEG Power, 8.625%, 4/15/31                         55,000                   74

Quebec Province, 5.00%, 7/17/09                    110,000                  122

Republic of Chile, 5.50%, 1/15/13                   80,000                   85

Republic of Italy, 2.50%, 3/31/06                   70,000                   71

Rouse, REIT, 8.43%, 4/27/05                        225,000                  247

Scotland International Finance
         144A, 6.50%, 2/15/11                      100,000                  110

Sealed Air, 144A, 5.375%, 4/15/08                   65,000                   68

Sempra Energy, 6.00%, 2/1/13                        85,000                   95

Southern Power, 6.25%, 7/15/12                      95,000                  109

Sprint, 6.375%, 5/1/09                             150,000                  158

State Street, 7.65%, 6/15/10                       100,000                  125

TXU Energy, 144A, 7.00%, 3/15/13                    35,000                   39

Unilever, 5.90%, 11/15/32                           85,000                   95

Union Pacific, 6.50%, 4/15/12                       95,000                  111

United Mexican States, 6.375%, 1/16/13              95,000                  102

UST, 6.625%, 7/15/12                               140,000                  164

Verizon Florida, 6.125%, 1/15/13                    55,000                   63

Verizon Global Funding
                  7.375%, 9/1/12                    30,000                   37
                  7.75%, 12/1/30                    55,000                   70

Verizon Virginia, 4.625%, 3/15/13                   55,000                   56

Viacom, 5.625%, 8/15/12                             55,000                   62

Washington Mutual, 5.50%, 1/15/13                  125,000                  137

Wells Fargo Financial, 5.50%, 8/1/12               155,000                  174

Weyerhaeuser, 5.95%, 11/1/08                        75,000                   84

XL Capital Finance, 6.50%, 1/15/12                 115,000                  132

Total Corporate Bonds (Cost $11,030)                                     12,152

Asset-Backed Securities  0.5%

Capital Auto Receivables Asset Trust
  Series 2002-2, Class CERT, 4.18%,
  10/15/07                                 $       277,723      $           285

Chase Manhattan Auto Owner Trust
  Series 2001-B, Class CTFS, 3.75%,
  5/15/08                                          107,959                  110

CIT RV Trust, Series 1998-A,
Class A4, 6.09%, 2/15/12                           415,818                  424

Citibank Credit Card Issuance Trust
  Series 2000-C1, Class C1, 7.45%,
  9/15/07                                          200,000                  219

Harley-Davidson Motorcycle Trust
  Series 2002-1, Class B, 4.36%,
  1/15/10                                          151,402                  157

  Series 2003-1, Class B, 2.39%,
  11/15/10                                          22,945                   23

  Series 2003-2, Class 2B,
  144A, 1.89%, 2/15/11                             200,000                  200

MBNA Master Credit Card Trust II
  Series 2000-D, Class C,
  144A, 8.40%, 9/15/09                             250,000                  289

Reliant Energy Transition Bond
  Series 2001-1, Class A4, 5.63%,
  9/15/15                                          175,000                  197

Total Asset-Backed Securities (Cost $1,820)                               1,904

Non-U.S. Government
Mortgage-Backed Securities 0.7%

Bank of America Commercial Mortgage
  Series 2003-1, Class A2,
  CMO, 4.648%, 9/11/36                             175,000                  184

Chase Funding Mortgage Loan
  Series 2003-3, Class 1M1, 4.537%, 9/25/32         75,000                   75
  Series 2002-1, Class 1A3, 5.039%, 12/25/23       300,000                  310
  Series 2002-2, Class 1M1, 5.599%, 9/25/31         40,000                   42

DLJ Commercial Mortgage
  Series 1999-CG2, Class A1B,
  CMO, 7.30%, 6/10/32                              200,000                  243

JPMorgan Chase Commercial Mortgage Securities
  CMO, 6.26%, 3/15/33                              525,000                  607
  Series 2001-CIB2, Class A2,
  CMO, 6.244%, 4/15/35                             275,000                  314

JPMorgan Commercial Mortgage Financial Corp.
  Series 1999-PLS1,
  Class A2, CMO, 7.11%, 2/15/32                    150,000                  178

Mellon Residential Funding
  Series 2001-HEIL, Class A3,
  5.945%, 2/25/11                                  324,190                  327

Residential Funding Mortgage Securities
  Series 1999-S3, Class A1, CMO,
  6.50%, 1/25/29                                     9,443                    9

Salomon Brothers Mortgage Securities VII
  Series 2001-C1, Class A2,
  CMO, 6.226%, 12/18/35                    $       250,000      $           285

Summit Mortgage Trust, Series 2002, Class A2, CMO
  144A, VR, 6.32%, 6/28/16                         225,000                  231

Total Non-U.S. Government Mortgage-Backed
Securities (Cost $2,628)                                                  2,805

U.S. Government
Mortgage-Backed Securities  2.7%

Federal Home Loan Mortgage
                  5.00%, 12/1/08                   298,327                  308
                  6.00%, 12/1/17                   519,413                  539
                  7.00%, 11/1/30 - 6/1/32          253,939                  266
  ARM, 4.695%, 9/1/32                              149,464                  155

Federal National Mortgage Assn.
                  6.00%, 2/1/33                     18,732                   19
                  6.50%, 5/1/17 - 12/1/32          901,991                  942

  CMO
                  5.50%, 7/25 - 11/25/28           650,000                  523

  Interest Only
                  5.50%, 12/1/32                   167,733                   24
                  6.50%, 2/1/32                    204,581                   20

  TBA
                  5.00%, 1/1/18 - 1/1/33         1,154,000                1,191
                  5.50%, 1/1/18                  1,959,000                2,031
                  6.00%, 1/1/33                  1,950,000                2,024

Government National Mortgage Assn.
                  4.50%, 5/15/18                   240,000                  248
                  6.00%, 5/15/26 - 3/20/33         158,005                  166
                  6.50%, 3/15/26 - 9/20/32         305,759                  321
                  7.00%, 3/15/13 - 2/15/30         130,835                  138
                  7.50%, 10/15/22                   10,683                   11
                  8.00%, 1/15/22 - 10/20/25         95,503                  104

  TBA
                  4.50%, 1/1/18                    160,000                  165
                  6.00%, 1/1/33                  1,857,663                1,933

Total U.S. Government Mortgage-Backed Securities (Cost $11,139)          11,128

U.S. Government
Obligations/Agencies  3.9%

Federal Home Loan Bank, 5.75%, 5/15/12     $         350,000    $           407

Federal Home Loan Mortgage
                  4.625%, 2/15/07 (EUR)            1,530,000              1,919
                  5.75%, 1/15/12 (misc. symbol)      627,000                730
                  6.25%, 7/15/32                      38,000                 47

Federal National Mortgage Assn.
                  6.00%, 5/15/11                     375,000                443
                  7.125%, 1/15/30                    240,000                322

U.S. Treasury Bonds
                  5.375%, 2/15/31 (misc. symbol)     215,000                250
                  5.50%, 8/15/28 (misc. symbol)    1,000,000              1,155
                  6.00%, 2/15/26 (misc. symbol)       30,000                 37
                  6.25%, 8/15/23 - 5/15/30
                  (misc. symbol)                     430,000                545
                  6.375%, 8/15/27 (misc. symbol)     175,000                225
                  7.50%, 11/15/16 (misc. symbol)     165,000                228

U.S. Treasury Inflation-Indexed Notes,
3.00%, 7/15/12                                       419,951                466

U.S. Treasury Notes
                  3.25%, 8/15/07 (misc. symbol)    1,825,000              1,914
                  3.50%, 11/15/06 (misc. symbol)   3,905,000              4,132
                  3.875%, 2/15/13 (misc. symbol)      35,000                 37
                  5.00%, 8/15/11                      40,000                 45
                  5.875%, 11/15/04
                  (misc. symbol)**                 1,450,000              1,547
                  6.50%, 8/15/05 (misc. symbol)    1,560,000              1,735

Total U.S. Government Obligations/Agencies
(Cost $14,835)                                                           16,184

Domestic Bond Mutual Funds  2.7%

T. Rowe Price Institutional High Yield Fund,
8.01% p                                          1,057,646               11,073

Total Domestic Bond Mutual Funds (Cost $11,095)                          11,073

Short-Term Investments  3.3%

Money Market Funds  3.3%

T. Rowe Price Reserve Investment
Fund, 1.28% #                                   13,560,691               13,561

Total Short-Term Investments (Cost $13,561)                              13,561

Securities Lending Collateral  9.8%

Money Market Pooled Account  3.8%


Investment in money market pooled account
managed by JPMorgan Chase Bank, London          15,782,979      $        15,783

Money Market Trust  6.0%

State Street Bank and Trust Company of
New Hampshire, N.A. Securities Lending
Quality Trust units                             24,780,617               24,781

Total Securities Lending Collateral
(Cost $40,564)                                                           40,564

                                                                         Value
--------------------------------------------------------------------------------
                                                                  In thousands
Total Investments in Securities

111.3% of Net Assets (Cost $441,047)                                   $458,538

Forward Currency Exchange Contracts
(in thousands)
                                                           Unrealized
Counterparty    Settlement      Receive        Deliver     Gain (Loss)
------------    ----------      -------        -------     -----------
Morgan Stanley    6/03       USD      239     CAD   330      $     (1)
Morgan Stanley    7/03       USD      152     AUD   235            (1)
Morgan Stanley    7/03       USD      432     EUR   365             3

Net unrealized gain (loss) on open forward
         currency exchange contracts                                          1


Futures Contracts
                                             Contract        Unrealized
                               Expiration     Value          Gain (Loss)
                               ----------     -----          -----------
                                                           In thousands
Short, 9 U.S. Treasury 5 year
contracts, $10,000 par of U.S.
Treasury Notes pledged as
initial margin                    9/03      $   (948)             $-

Short, 8 U.S. Treasury 10 year
contracts, $12,500 par of U.S.
Treasury Notes pledged as initial
margin                            9/03        (1,041)             (3)

Net payments (receipts) of
variation margin to date                                           3

Variation margin receivable
(payable) on open futures
contracts                                                                   -

Other Assets Less Liabilities

Including $40,564 Obligation to return securities
lending collateral                                                      (46,610)

NET ASSETS                                                             $411,929
                                                                       --------

Net Assets Consist of:

Undistributed net investment income (loss)                           $    2,539

Undistributed net realized gain (loss)                                  (23,797)

Net unrealized gain (loss)                                               17,516

Paid-in-capital applicable to 24,750,057
shares of $0.0001 par value capital stock
outstanding; 1,000,000,000 shares of the
Corporation authorized                                                  415,671

NET ASSETS                                                           $  411,929
                                                                     ----------

NET ASSET VALUE PER SHARE                                            $    16.64
                                                                     ----------




#    Seven-day yield

*    Non-income producing

(misc. symbol) All or a portion of this security is on loan at May 31, 2003 -
     See Note 2

** All or a portion of this security is pledged to cover margin requirements on futures contracts at May 31, 2003 - See Note 2.

p    SEC yield

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers; the total of such securities at period-end amounts to $1,807,000 and represents 0.4% of net assets.

ADR  American Depository Receipts

ARM  Adjustable Rate Mortgage

AUD  Australian dollar

CAD  Canadian dollar

CHF  Swiss franc

CMO  Collateralized Mortgage Obligation

DKK  Danish krone

EUR  Euro

GBP  British pound

HKD  Hong Kong dollar

JPY  Japanese yen

MXN  Mexican peso

NOK  Norwegian krone

NZD  New Zealand dollar

REIT Real Estate Investment Trust

SEK  Swedish krona

SGD  Singapore dollar

TBA  To Be Announced security was purchased on a forward commitment basis

USD  US dollar

VR   Variable Rate

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Statement of Operations
--------------------------------------------------------------------------------
In thousands
                                                                  Year
                                                                 Ended
                                                               5/31/03
Investment Income (Loss)

Income

  Dividend                                                 $    5,500

  Interest                                                      3,004

  Income distributions from
  mutual funds                                                    146

  Securities lending income                                        97

  Total income                                                  8,747

Expenses

  Investment management                                         1,561

  Shareholder servicing                                         1,392

  Custody and accounting                                          221

  Prospectus and shareholder reports                               85

  Registration                                                     33

  Legal and audit                                                  15

  Directors                                                         7

  Miscellaneous                                                     5

  Total expenses                                                3,319

  Expenses paid indirectly                                        (10)

  Net expenses                                                  3,309

Net investment income (loss)                                    5,438


Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                  (14,319)

  Futures                                                        (221)

  Foreign currency transactions                                   (33)

  Net realized gain (loss)                                    (14,573)

Change in net unrealized gain (loss)

  Securities                                                      794

  Futures                                                          30

  Other assets and liabilities
  denominated in foreign currencies                                21

  Change in net unrealized gain (loss)                            845

Net realized and unrealized gain (loss)                       (13,728)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                        $(8,290)
                                                              -------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                      Year
                                                     Ended
                                                   5/31/03              5/31/02
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $         5,438      $         4,924

  Net realized gain (loss)                         (14,573)              (7,286)

  Change in net unrealized gain (loss)                 845              (10,907)

  Increase (decrease) in net assets
  from operations                                   (8,290)             (13,269)

Distributions to shareholders

  Net investment income                             (5,125)              (4,767)

Capital share transactions *

  Shares sold                                      146,279              143,856

  Distributions reinvested                           5,108                4,749

  Shares redeemed                                  (86,139)             (73,321)

  Increase (decrease) in net assets
  from capital share transactions                   65,248               75,284

Net Assets

  Increase (decrease) during period                 51,833               57,248

  Beginning of period                              360,096              302,848

  End of period                            $       411,929      $       360,096
                                           ---------------      ---------------

*Share information

  Shares sold                                        9,529                8,164

  Distributions reinvested                             338                  274

  Shares redeemed                                   (5,638)              (4,173)

  Increase (decrease) in shares outstanding          4,229                4,265

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials                         May 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Personal Strategy Growth Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 29, 1994. The fund seeks the highest total return over time consistent with a primary emphasis on capital growth and a secondary emphasis on income. The fund pursues this objective by investing in a diversified portfolio typically consisting of about 80% stocks and 20% bonds and money market securities.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Premiums and Discounts
Premiums and discounts on debt securities are amortized for financial reporting purposes.

Expenses Paid Indirectly
Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $10,000 and $0, respectively, for the year ended May 31, 2003.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures and forward currency exchange contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Forward Currency Exchange Contracts
During the year ended May 31, 2003, the fund was a party to forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts
During the year ended May 31, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At May 31, 2003, the value of loaned securities was $40,638,000; aggregate collateral consisted of $40,564,000 in the money market pooled account and government securities valued at $1,220,000.

Other
Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $157,367,000 and $85,574,000, respectively, for the year ended May 31, 2003. Purchases and sales of U.S. government securities aggregated $78,938,000 and $89,514,000, respectively, for the year ended May 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES
No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted.

Distributions during the year ended May 31, 2003 totaled $5,125,000 and were characterized as ordinary income for tax purposes. At May 31, 2003, the tax-basis components of net assets were as follows:


Unrealized appreciation                                    $48,115,000

Unrealized depreciation                                    (38,045,000)

Net unrealized appreciation
(depreciation)                                              10,070,000

Undistributed ordinary income                                2,742,000

Capital loss carryforwards                                 (16,554,000)

Paid-in capital                                            415,671,000

Net assets                                                $411,929,000
                                                           ------------


Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and May 31 of each year as occurring on the first day of the following tax year. Consequently, $6,988,000 of realized losses reflected in the accompanying financial statements will not be recognized for tax purposes until 2004. Federal income tax regulations require the fund to treat the gain/loss on passive foreign investment companies as realized on the last day of the tax year; accordingly, $295,000 of unrealized losses reflected in the accompanying financial statements were realized for tax purposes as of May 31, 2003. The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of May 31, 2003, the fund had $3,314,000 of capital loss carryforwards that expire in 2010 and $13,240,000 that expire in 2011.

For the year ended May 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications between income and gain relate primarily to the character of paydown gains and losses on asset-backed securities. Results of operations and net assets were not affected by these reclassifications.

Undistributed net investment income                        $   33,000
Undistributed net realized gain                               (33,000)

At May 31, 2003, the cost of investments for federal income tax purposes was $448,493,000.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At May 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $161,000.

Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through September 30, 2004, which would cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed 1.00%. Thereafter, through September 30, 2006, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's expense ratio to exceed 1.00%. Pursuant to this agreement, $502,000 of management fees were not accrued by the fund for the year ended May 31, 2003. At May 31, 2003, unaccrued management fees in the amount of $118,000 remain subject to reimbursement by the fund through 2004, and $502,000 through 2006.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $1,225,000 for the year ended May 31, 2003, of which $115,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended May 31, 2003, totaled $121,000.

The fund may invest in T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund), an open-end management investment company managed by Price Associates, as a means of gaining efficient and cost-effective exposure to the high yield bond markets. On May 20, 2003, the fund purchased 1,057,646 shares of High Yield Fund, at the net asset value per share on that date, by transferring portfolio securities valued at $11,095,000 to High Yield Fund. For financial reporting and tax purposes, the fund realized a net gain of $567,000 on the transfer, reflecting the amount that fair value of the transferred securities on the date of transfer exceeded cost. At May 31, 2003, the fund held approximately 1.9% of High Yield Fund's outstanding shares and, during the year then ended, the fund received distributions from High Yield Fund in the amount of $25,000.

The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. Because the fund indirectly bears its proportionate share of this fee, Price Associates has agreed to permanently reduce the fund's investment management fee by the amount of expense incurred by High Yield Fund as a result of the fund's investment therein. Pursuant to this agreement, the fund's management fee was reduced by $1,000 during the year ended May 31, 2003.

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Personal Strategy Funds, Inc. and Shareholders of T. Rowe Price Personal Strategy Growth Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
T. Rowe Price Personal Strategy Growth Fund (one of the portfolios comprising T. Rowe Price Personal Strategy Funds, Inc., hereafter referred to as the "Fund") at May 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with custodians and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
June 18, 2003

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Tax Information (Unaudited) for the Tax Year Ended 5/31/03
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, $2,761,000 of the fund's distributed income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $2,917,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

About the Funds' Directors and Officers
---------------------------------------

Your funds are governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the funds' directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the funds' officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)            Principal Occupation(s) During Past 5 Years
Year Elected*              and Directorships of Other Public Companies
--------------------------------------------------------------------------------

Anthony W. Deering         Director, Chairman of the Board, President, and Chief
(1/28/45)                  Executive Officer, The Rouse Company, real estate
1994                       developers; Director, Mercantile Bank (4/03 to
                           present)

Donald W. Dick, Jr.        Principal, EuroCapital Advisors, LLC, an acquisition
(1/27/43)                  and management advisory firm
2001

David K. Fagin             Director, Golden Star Resources Ltd., Canyon
(4/9/38)                   Resources Corp. (5/00 to present), and Pacific Rim
2001                       Mining Corp. (2/02 to present); Chairman and
                           President, Nye Corp.

F. Pierce Linaweaver       President, F. Pierce Linaweaver & Associates, Inc.,
(8/22/34)                  consulting environmental and civil engineers
1994

Hanne M. Merriman          Retail Business Consultant; Director, Ann Taylor
(11/16/41)                 Stores Corp., Ameren Corp., Finlay Enterprises, Inc.,
2001                       The Rouse Company, and US Airways Group, Inc.

John G. Schreiber          Owner/President, Centaur Capital Partners, Inc., a
(10/21/46)                 real estate investment company; Senior Advisor and
1994                       Partner, Blackstone Real Estate Advisors, L.P.;
                           Director, AMLI Residential Properties Trust, Host
                           Marriott Corp., and The Rouse Company

Hubert D. Vos              Owner/President, Stonington Capital Corp., a private
(8/2/33)                   investment company
2001

Paul M. Wythes             Founding Partner, Sutter Hill Ventures, a venture
(6/23/33)                  capital limited partnership, providing equity capital
2001                       to young high-technology companies throughout the
                           United States; Director, Teltone Corp.

*Each independent director oversees 105 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe
Price Portfolios           Principal Occupation(s) During Past 5 Years
Overseen]                  and Directorships of Other Public Companies
--------------------------------------------------------------------------------

James A.C. Kennedy         Director and Vice President, T. Rowe Price and
(8/15/53)                  T. Rowe Price Group, Inc.
1997
[37]

James S. Riepe             Director and Vice President, T. Rowe Price; Vice
(6/25/43)                  Chairman of the Board, Director, and Vice President,
1994                       T. Rowe Price Group, Inc.; Chairman of the Board and
[105]                      Director, T. Rowe Price Global Asset Management
                           Limited, T. Rowe Price Global Investment Services
                           Limited, T. Rowe Price Investment Services, Inc.,
                           T. Rowe Price Retirement Plan Services, Inc., and
                           T. Rowe Price Services, Inc.; Chairman of the Board,
                           Director, President, and Trust Officer, T. Rowe Price
                           Trust Company; Director, T. Rowe Price International,
                           Inc.; Chairman of the Board, Personal Strategy Funds

M. David Testa             Chief Investment Officer, Director, and Vice
(4/22/44)                  President, T. Rowe Price; Vice Chairman of the Board,
1997                       Chief Investment Officer, Director, and Vice
[105]                      President, T. Rowe Price Group, Inc.; Director,
                           T. Rowe Price Global Asset Management Limited and
                           T. Rowe Price Global Investment Services Limited;
                           Chairman of the Board and Director, T. Rowe Price
                           International, Inc.; Director and Vice President,
                           T. Rowe Price Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.


Officers

Name
(Date of Birth)
Title and Fund(s)
Served                     Principal Occupation(s)
--------------------------------------------------------------------------------

Stephen W. Boesel          Vice President, T. Rowe Price, T. Rowe Price Group,
(12/28/44)                 Inc., and T. Rowe Price Trust Company
Executive Vice
President,Personal
Strategy Funds

Stephen V. Booth           Vice President, T. Rowe Price, T. Rowe Price Group,
(6/21/61)                  Inc., and T. Rowe Price Trust Company
Vice President,
Personal Strategy Funds

Joseph A. Carrier          Vice President, T. Rowe Price, T. Rowe Price Group,
(12/30/60)                 Inc., and T. Rowe Price Investment Services, Inc.
Treasurer, Personal
Strategy Funds

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price Personal Strategy Growth Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials

Officers (continued)


Name
(Date of Birth)
Title and Fund(s)
Served                      Principal Occupation(s)
--------------------------------------------------------------------------------

Roger L. Fiery III          Vice President, T. Rowe Price, T. Rowe Price Group,
(2/10/59)                   Inc., T.Rowe Price International, Inc., and T. Rowe
Vice President,             Price Trust Company
Personal Strategy Funds

Henry H. Hopkins            Director and Vice President, T. Rowe Price Group,
(12/23/42)                  Inc., T. Rowe Price Investment Services, Inc.,
Vice President,             T. Rowe Price Services, Inc., and T. Rowe Price
Personal Strategy Funds     Trust Company; Vice President, T. Rowe Price,
                            T. Rowe Price International, Inc., and T. Rowe Price
                            Retirement Plan Services, Inc.

John H. Laporte             Vice President, T. Rowe Price; Director and Vice
(7/26/45)                   President, T.Rowe Price Group, Inc.
Vice President,
Personal Strategy Funds

Patricia B. Lippert         Assistant Vice President, T. Rowe Price and
(1/12/53)                   T. Rowe Price Investment Services, Inc.
Secretary,
Personal Strategy Funds

M. Christine Munoz          Vice President, T. Rowe Price
(12/2/62)
Vice President,
Personal Strategy Funds

Edmund M. Notzon III        Vice President, T. Rowe Price, T. Rowe Price Group,
(10/1/45)                   Inc., T. RowePrice Investment Services, Inc., and
President,                  T. Rowe Price Trust Company
Personal Strategy Funds

Larry J. Puglia, CFA        Vice President, T. Rowe Price and T. Rowe Price
(8/25/60)                   Group, Inc.
Executive Vice President,
Personal Strategy Funds

William T. Reynolds         Director and Vice President, T. Rowe Price and
(5/26/48)                   T. Rowe Price Group, Inc.; Director, T. Rowe Price
Vice President,             Global Asset Management Limited
Personal Strategy Funds

Brian C. Rogers             Vice President, T. Rowe Price and T. Rowe Price
(6/27/55)                   Trust Company; Director and Vice President, T. Rowe
Vice President,             Price Group, Inc.
Personal Strategy Funds

Charles M. Shriver          Assistant Vice President, T. Rowe Price
(8/11/67)
Assistant Vice President,
Personal Strategy Funds

Mark J. Vaselkiv            Vice President, T. Rowe Price and T. Rowe Price
(7/22/58)                   Group, Inc.
Vice President,
Personal Strategy Funds

Julie L. Waples             Vice President, T. Rowe Price
(5/12/70)
Vice President,
Personal Strategy Funds

Richard T. Whitney          Vice President, T. Rowe Price, T. Rowe Price Group,
(5/7/58)                    Inc., T.Rowe Price Trust Company, and T. Rowe Price
Vice President,             International, Inc.
Personal Strategy Funds

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

(a) Not required at this time.

(b) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940, are attached.

A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Personal Strategy Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 14, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 14, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     July 09, 2003